Income Taxes Relating to Continuing Operations - Disclosure of Reconciliation of Accounting Income (Loss) and Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Loss before tax	$ (67,362)	$ (50,343)	$ (12,074)
Income tax benefit calculated	(14,913)	(9,634)	(2,692)
Nondeductible expenses in determining taxable income	990	82	38
Income tax on unappropriated earnings	0	0	1,014
Adjustments in respect of prior year	0	(1,063)	0
Unrecognized loss carryforwards and deductible temporary differences	13,923	9,552	2,654
Income tax (benefit) expense recognized in profit or loss	$ 0	$ (1,063)	$ 1,014